Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses
(9) Accrued	Expenses

Accrued expenses consist of the following:

	As of December, 31
	2011	2010
	A$	A$
Legal, tax and accounting fees	511,121	591,184
Salary and related costs	706,053	587,695
Research and development materials	35,050	120,000
Production materials	786,708	657,142
Other	22,596	143,456

	2,061,528	2,099,477